GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of General and administrative expenses

	December 31, 2024	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$	$
Office, banking, travel, and overheads	1,859,704	470,821	1,960,696	1,929,385
Professional services	1,544,701	59,701	585,342	456,532
Salaries and benefits	6,670,955	906,831	3,919,839	3,466,319
Total	10,075,360	1,437,353	6,465,877	5,852,236